UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

October 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.72%)

ADVERTISING – (0.28%)
8,941,680	WPP Group PLC (United Kingdom)	$114,535,676
AUTOMOBILES & COMPONENTS – (1.40%)
8,353,000	Harley-Davidson, Inc.	573,266,390
AUTOMOTIVE RETAIL – (0.24%)
2,256,000	CarMax, Inc.*	99,940,800
BROADCASTING & CABLE TV – (3.44%)
27,144,700	Comcast Corp., Special Class A*	1,099,496,073
1,232,550	Liberty Media Holding Corp. – Capital, Series A*	109,740,089
7,615,175	NTL Inc.	206,142,787
		1,415,378,949
CAPITAL GOODS – (3.60%)
50,285,306	Tyco International Ltd.	1,479,896,556
CAPITAL MARKETS – (3.29%)
8,451,920	Ameriprise Financial, Inc.	435,273,880
4,702,705	Julius Baer Holding, Ltd. AG (Switzerland)	496,712,702
3,842,580	Morgan Stanley	293,688,389
1,991,400	State Street Corp.	127,907,622
		1,353,582,593
CATALOG RETAIL – (0.33%)
6,162,750	Liberty Media Holding Corp. – Interactive, Series A*	136,104,334
COMMERCIAL BANKS – (8.66%)
7,023,000	Commerce Bancorp, Inc. (b)	245,243,160
62,983,754	HSBC Holdings PLC (United Kingdom)	1,194,237,133
17,435,342	Wachovia Corp.	967,661,481
31,759,600	Wells Fargo & Co.	1,152,555,884
		3,559,697,658
COMMERCIAL SERVICES & SUPPLIES – (0.94%)
5,015,400	D&B Corp.* (c)	387,389,496
CONSUMER DURABLES & APPAREL – (0.22%)
1,183,037	Hunter Douglas NV (Netherlands)	91,047,563
CONSUMER FINANCE – (4.89%)
34,737,100	American Express Co.	2,008,151,751
CONSUMER SERVICES – (1.19%)
2,732,000	Apollo Group, Inc., Class A*	100,892,760
17,739,200	H&R Block, Inc. (c)	387,778,912
		488,671,672

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (7.35%)
19,081,316	Citigroup Inc.	$957,118,811
31,030,640	JPMorgan Chase & Co.	1,472,093,562
8,928,200	Moody’s Corp.	591,939,660
		3,021,152,033
ENERGY – (10.35%)
25,965,186	ConocoPhillips	1,564,142,805
14,458,786	Devon Energy Corp.	966,425,256
11,544,100	EOG Resources, Inc.	768,028,973
13,593,400	Occidental Petroleum Corp.	638,074,196
4,371,700	Transocean Inc.*	317,123,118
		4,253,794,348
FOOD & STAPLES RETAILING – (4.75%)
24,330,600	Costco Wholesale Corp. (c)	1,299,254,040
13,233,000	Wal-Mart Stores, Inc.	652,122,240
		1,951,376,280
FOOD, BEVERAGE & TOBACCO – (7.73%)
24,694,700	Altria Group, Inc.	2,008,419,951
30,601,258	Diageo PLC (United Kingdom)	566,221,895
8,097,950	Heineken Holding NV (Netherlands)	316,780,365
5,405,900	Hershey Co.	286,026,169
		3,177,448,380
HEALTH CARE EQUIPMENT & SERVICES – (2.85%)
5,061,600	Cardinal Health, Inc.	331,281,720
8,983,500	Caremark Rx, Inc.	442,257,705
8,122,000	UnitedHealth Group Inc.	396,191,160
		1,169,730,585
HOMEFURNISHING RETAIL – (0.56%)
5,744,000	Bed Bath & Beyond Inc.*	231,368,320
HOME IMPROVEMENT RETAIL – (0.48%)
6,600,000	Lowe’s Cos, Inc.	198,924,000
HOUSEHOLD & PERSONAL PRODUCTS – (1.48%)
5,322,000	Avon Products, Inc.	161,842,020
7,060,000	Procter & Gamble Co.	447,533,400
		609,375,420
INSURANCE BROKERS – (0.73%)
8,617,400	Aon Corp.	299,799,346

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

INTERNET RETAIL – (0.92%)
6,964,000	Amazon.com, Inc.*	$265,084,660
2,367,750	Expedia, Inc.*	38,511,454
2,367,750	IAC/InterActiveCorp*	73,447,605
		377,043,719
LIFE & HEALTH INSURANCE – (0.51%)
2,588,000	Principal Financial Group, Inc.	146,196,120
1,493,400	Sun Life Financial Inc. (Canada) (b)	62,797,470
		208,993,590
MATERIALS – (4.07%)
4,668,500	BHP Billiton PLC (United Kingdom)	90,033,506
4,019,100	Martin Marietta Materials, Inc. (c)	353,680,800
1,654,000	Rio Tinto PLC (United Kingdom)	91,245,076
13,079,700	Sealed Air Corp. (c)	778,503,744
4,400,520	Vulcan Materials Co.	358,554,370
		1,672,017,496
MOVIES & ENTERTAINMENT – (1.66%)
32,790,500	News Corp., Class A	683,681,925
MULTI-LINE INSURANCE – (6.37%)
25,939,210	American International Group, Inc.	1,742,336,736
22,476,600	Loews Corp.	874,789,272
		2,617,126,008
PROPERTY & CASUALTY INSURANCE – (5.83%)
11,263	Berkshire Hathaway Inc., Class A*	1,187,964,925
13,275	Berkshire Hathaway Inc., Class B*	46,661,625
3,218,400	Chubb Corp.	171,057,960
86,130	Markel Corp.*	34,408,935
39,560,400	Progressive Corp. (Ohio) (c)	956,174,868
		2,396,268,313
PUBLISHING – (1.07%)
1,620,900	Gannett Co., Inc.	95,860,026
4,778,665	Lagardere S.C.A. (France)	343,679,154
		439,539,180
REAL ESTATE – (1.36%)
10,749,204	General Growth Properties, Inc.	557,883,688
REINSURANCE – (1.08%)
617,200	Everest Re Group, Ltd.	61,213,896
6,293,762	Transatlantic Holdings, Inc. (c)	383,541,856
		444,755,752

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (3.55%)
12,836,300	Iron Mountain Inc.* (c)	$556,710,331
31,385,800	Microsoft Corp.	900,458,602
		1,457,168,933
TECHNOLOGY HARDWARE & EQUIPMENT – (1.46%)
10,125,000	Dell Inc.*	246,037,500
6,654,400	Hewlett-Packard Co.	257,791,456
4,830,300	Nokia Oyj, ADR (Finland)	96,026,364
		599,855,320
TELECOMMUNICATION SERVICES – (1.53%)
8,171,000	SK Telecom Co., Ltd., ADR (South Korea)	196,757,680
23,072,000	Sprint Nextel Corp.	431,215,680
		627,973,360
TRANSPORTATION – (1.55%)
67,694,128	China Merchants Holdings International Co., Ltd. (Hong Kong)	198,020,034
48,169,100	Cosco Pacific Ltd. (Hong Kong)	99,469,699
1,852,800	Kuehne & Nagel International AG, Registered (Switzerland)	127,337,647
2,794,000	United Parcel Service, Inc., Class B	210,527,900
		635,355,280

	Total Common Stock – (identified cost $24,391,267,180)	39,338,294,714

CONVERTIBLE BONDS – (0.29%)

TELECOMMUNICATION SERVICES – (0.29%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	121,501,875

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (4.09%)

$259,760,000	Banc of America Securities LLC Joint Repurchase Agreement,
	5.29%, 11/01/06, dated 10/31/06, repurchase value of $259,798,170
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.858%-7.00%, 10/01/20-10/01/36, total market
	value $264,955,200)	$259,760,000
185,958,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	5.28%, 11/01/06, dated 10/31/06, repurchase value of $185,985,274
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.279%, 04/25/16-10/25/36, total market
	value $189,677,160)	185,958,000
259,760,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $259,798,170
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.00%, 11/01/19-09/01/36, total market
	value $264,955,200)	259,760,000
324,700,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	5.29%, 11/01/06, dated 10/31/06, repurchase value of $324,747,713
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 6.00%-6.064%, 04/01/36-10/01/36, total market
	value $331,194,000)	324,700,000
324,700,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.31%, 11/01/06, dated 10/31/06, repurchase value of $324,747,893
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.00%-5.50%, 08/17/07-06/01/36,
	total market value $331,194,000)	324,700,000
324,700,000	UBS Securities LLC Joint Repurchase Agreement,
	5.30%, 11/01/06, dated 10/31/06, repurchase value of $324,747,803
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.50%, 12/01/13-08/01/36, total market
	value $331,194,000)	324,700,000

	Total Repurchase Agreements – (identified cost $1,679,578,000)	1,679,578,000

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Principal	Security	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.14%)

MONEY MARKET INSTRUMENTS – (0.04%)

$18,643,073	UBS Private Money Market LLC, 5.237136%
	(identified cost $18,643,073)	$18,643,073
REPURCHASE AGREEMENTS – (0.10%)

6,186,000	Banc of America Securities LLC Joint Repurchase Agreement,
	5.29%, 11/01/06, dated 10/31/06, repurchase value of $6,186,909
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.858%-7.00%, 10/01/20-10/01/36, total market
	value $6,309,720)	6,186,000
4,429,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	5.28%, 11/01/06, dated 10/31/06, repurchase value of $4,429,650
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.279%, 04/25/16-10/25/36, total market
	value $4,517,580)	4,429,000
6,186,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $6,186,909
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.00%, 11/01/19-09/01/36, total market
	value $6,309,720)	6,186,000
7,733,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	5.29%, 11/01/06, dated 10/31/06, repurchase value of $7,734,136
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 6.00%-6.064%, 04/01/36-10/01/36, total market
	value $7,887,660)	7,733,000
7,733,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.31%, 11/01/06, dated 10/31/06, repurchase value of $7,734,141
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.00%-5.50%, 08/17/07-06/01/36,
	total market value $7,887,660)	7,733,000
7,733,000	UBS Securities LLC Joint Repurchase Agreement,
	5.30%, 11/01/06, dated 10/31/06, repurchase value of $7,734,138
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.50%, 12/01/13-08/01/36, total market
	value $7,887,660)	7,733,000

	Total Repurchase Agreements – (identified cost $40,000,000)	40,000,000

	Total Investment of Cash Collateral for
	Securities Loaned – (identified cost $58,643,073)	58,643,073

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Total Investments – (100.24%) – (identified cost $26,197,988,253) – (a)	$41,198,017,662
Liabilities Less Other Assets – (0.24%)	(99,109,089)
Net Assets – (100.00%)	$41,098,908,573

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $26,210,067,896. At October 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$15,253,356,505
Unrealized depreciation	(265,406,739)
Net unrealized appreciation	$14,987,949,766

(b)    Security is partially on loan – The Fund has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2006, the Fund had on loan securities valued at $56,891,649; cash of $58,643,073 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended October 31, 2006. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2006, amounts to $5,103,034,047. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2006	Gross Additions	Gross Reductions	Shares October 31, 2006	Dividend Income
Costco Wholesale Corp.	24,330,600	–	–	24,330,600	$–
D&B Corp.	5,015,400	–	–	5,015,400	–
Golden West Financial
Corp. (d)(e)	16,588,500	–	16,588,500	–	1,327,080
H&R Block, Inc.	17,739,200	–	–	17,739,200	2,394,792
Iron Mountain Inc.	12,836,300	–	–	12,836,300	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	1,105,253
Progressive Corp. (Ohio)	39,560,400	–	–	39,560,400	346,154
Sealed Air Corp.	13,079,700	–	–	13,079,700	1,961,955
Transatlantic Holdings, Inc.	6,293,762	–	–	6,293,762	849,658

(d)	Not an affiliate as of October 31, 2006.
(e)	Gross reductions due to merger.

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2006 (Unaudited)

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

October 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.45%)

ADVERTISING – (3.16%)
122,800	WPP Group PLC (United Kingdom)	$1,572,969
AUTOMOBILES & COMPONENTS – (4.54%)
10,800	Continental AG (Germany)	1,207,757
15,400	Harley-Davidson, Inc.	1,056,902
		2,264,659
BROADCASTING & CABLE TV – (9.00%)
43,000	Comcast Corp., Special Class A*	1,741,715
78,800	DIRECTV Group, Inc.*	1,755,664
11,100	Liberty Media Holding Corp. - Capital, Series A*	988,288
		4,485,667
CAPITAL GOODS – (1.03%)
6,500	3M Co.	512,460
CAPITAL MARKETS – (1.66%)
9,200	Legg Mason, Inc.	828,184
CATALOG RETAIL – (2.46%)
55,500	Liberty Media Holding Corp. - Interactive, Series A*	1,225,718
CONSUMER DURABLES & APPAREL – (1.51%)
26,100	Toll Brothers, Inc.*	754,551
CONSUMER SERVICES – (1.96%)
26,500	Apollo Group, Inc., Class A*	978,645
DEPARTMENT STORES – (2.10%)
6,000	Sears Holdings Corp.*	1,047,390
DIVERSIFIED FINANCIAL SERVICES – (2.19%)
23,000	JPMorgan Chase & Co.	1,091,120
ENERGY – (6.83%)
21,000	Devon Energy Corp.	1,403,640
16,900	EOG Resources, Inc.	1,124,357
12,100	Transocean Inc.*	877,734
		3,405,731
FOOD & STAPLES RETAILING – (3.59%)
16,800	Costco Wholesale Corp.	897,120
18,100	Wal-Mart Stores, Inc.	891,968
		1,789,088
FOOD, BEVERAGE & TOBACCO – (1.22%)
7,500	Altria Group, Inc.	609,975
HEALTH CARE EQUIPMENT & SERVICES – (5.56%)
5,100	Cardinal Health, Inc.	333,795
22,200	UnitedHealth Group Inc.	1,082,916
18,800	Zimmer Holdings, Inc.*	1,353,788
		2,770,499

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

HOMEFURNISHING RETAIL – (0.87%)
10,700	Bed Bath & Beyond Inc.*	$430,996
HOME IMPROVEMENT RETAIL – (3.05%)
19,300	Home Depot, Inc.	720,469
26,500	Lowe’s Cos, Inc.	798,710
		1,519,179
HOUSEHOLD & PERSONAL PRODUCTS – (3.04%)
49,900	Avon Products, Inc.	1,517,459
MATERIALS – (6.15%)
37,700	BHP Billiton PLC (United Kingdom)	727,056
32,400	Companhia Vale do Rio Doce, ADR (Brazil)	703,728
20,000	Monsanto Co.	884,400
13,600	Rio Tinto PLC (United Kingdom)	750,262
		3,065,446
MOVIES & ENTERTAINMENT – (4.64%)
110,900	News Corp., Class A	2,312,265
PROPERTY & CASUALTY INSURANCE – (4.95%)
12,600	AMBAC Financial Group, Inc.	1,051,974
9	Berkshire Hathaway Inc., Class A*	949,275
7,500	MBIA Inc.	465,150
		2,466,399
PUBLISHING – (7.86%)
54,500	Lagardere S.C.A. (France)	3,919,612
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (1.40%)
23,200	Texas Instruments Inc.	700,176
SOFTWARE & SERVICES – (5.93%)
103,100	Microsoft Corp.	2,957,939
TECHNOLOGY HARDWARE & EQUIPMENT – (13.41%)
48,200	Cisco Systems, Inc.*	1,162,343
73,000	Dell Inc.*	1,773,900
42,600	Hewlett-Packard Co.	1,650,324
13,400	International Business Machines Corp.	1,237,222
43,500	Nokia Oyj (Finland)	863,321
		6,687,110
TELECOMMUNICATION SERVICES – (1.34%)
35,800	Sprint Nextel Corp.	669,102

Total Common Stock – (identified cost $39,879,704)	49,582,339

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.60%)

$46,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $46,007
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.858%-7.00%, 10/01/20-10/01/36,
	total market value $46,920)	$46,000
32,000	Citigroup Global Markets Inc. Joint Repurchase Agreement, 5.28%,
	11/01/06, dated 10/31/06, repurchase value of $32,005
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.279%, 04/25/16-10/25/36,
	total market value $32,640)	32,000
46,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $46,007
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.00%, 11/01/19-09/01/36,
	total market value $46,920)	46,000
58,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.29%,
	11/01/06, dated 10/31/06, repurchase value of $58,009
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 6.00%-6.064%, 04/01/36-10/01/36,
	total market value $59,160)	58,000
58,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%,
	11/01/06, dated 10/31/06, repurchase value of $58,009
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.00%-5.50%, 08/17/07-06/01/36,
	total market value $59,160)	58,000
58,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	11/01/06, dated 10/31/06, repurchase value of $58,009
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.50%, 12/01/13-08/01/36,
	total market value $59,160)	58,000

	Total Short Term Investments – (identified cost $298,000)	298,000

Total Investments – (100.05%) – (identified cost $40,177,704) – (a)	49,880,339
Liabilities Less Other Assets – (0.05%)	(24,242)
Net Assets – (100%)	$49,856,097

*Non-Income Producing Security.

ADR: American Depository Receipt

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2006 (Unaudited)

(a)           Aggregate cost for Federal Income Tax purposes is $40,198,936. At October 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$10,906,069
Unrealized depreciation	(1,224,666)
Net unrealized appreciation	$9,681,403

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 29, 2006

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: December 29, 2006